SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Nov. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)	Use of Estimates

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America. As the precise determination of assets and liabilities, and revenues and expenses, depends on future events, the preparation of financial statements for any period necessarily involves the use of estimates. Actual amounts may differ from these estimates. Significant estimates include accruals, valuation allowance for deferred tax assets, estimates for calculation of stock based compensation, calculation of beneficial conversion feature for convertible debentures and estimating the useful life of its plant and equipment.

b)	Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740- 10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets likely. The Company did not incur any material impact to its financial condition or results of operations due to the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company is subject to U.S federal jurisdiction income tax examinations for the tax years 2006 through 2011. In addition, the Company is subject to state and local income tax examinations for the tax years 2006 through 2011.

c)	Revenue Recognition

The Company’s revenue recognition policies are expected to follow common practice in the manufacturing industry. The Company will record revenue when it is realized, or realizable and earned. The Company considers revenue to be realized, or realizable and earned, when the following revenue recognition requirements will be met: persuasive evidence of an arrangement exists; the products or services have been accepted by the customer via delivery or installation acceptance; the sales price is fixed or determinable; and collectability is probable. For product sales, the Company determines that the earnings process is complete when title, risk of loss and the right to use equipment has transferred to the customer.

d)	Earnings (Loss) Per Share

Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding for the year. Diluted loss per share is computed by dividing net loss by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options and warrants for each year. There were no common equivalent shares outstanding at November 30, 2012 and 2011 that have been included in dilutive loss per share calculation as the effects would have been anti-dilutive. At November 30, 2012, there were 1,660,000 options and 4,319,000 warrants outstanding, which were convertible into equal number of common shares of the Company.

e)	Fair Values

The Company carries cash, accounts payable and accrued liabilities at their estimated fair values. (See note 3(j))

f)	Research and Product Development

Research and Product Development costs, other than capital expenditures but including acquired research and product development costs, are charged against income in the period incurred.

g)	Stock-Based Compensation

All awards granted to employees and non-employees after November 30, 2005 are valued at fair value by using the Black-Scholes option pricing model and recognized on a straight line basis over the service periods of each award. The Company accounts for equity instruments issued in exchange for the receipt of goods or services from other than employees using the estimated fair market value of the consideration received or the estimated fair value of the equity instruments issued, whichever is more reliably measurable. The value of equity instruments issued for consideration other than employee services is determined on the earlier of a performance commitment or completion of performance by the provider of goods or services. As of November 30, 2012 there was $nil of unrecognized expense related to non-vested stock-based compensation arrangements granted. The total stock-based compensation expense relating to all employees and non employees for the years ended November 30, 2012 and 2011 was $929,365 and $Nil respectively

h)	Foreign Currency

The Company maintains its books, records and banking transactions in U.S. dollars which is its functional and reporting currency. Exchange gains and losses are realized due to the differences in the exchange rate at the transaction date versus the rate in effect at the settlement or balance sheet date. Exchange gains and losses are recorded in the statement of operations.

i)	Comprehensive loss

Comprehensive loss includes all changes in equity (net assets) during a period from non- owner sources. Examples of items to be included in comprehensive loss, which are excluded from net loss, include foreign currency translation adjustments and unrealized gains and losses on available-for-sale securities.

j)	Financial Instruments

The Company’s financial instruments consist of cash, accounts payable and accrued liabilities and convertible debentures.

The Company follows ASC 820-10, “Fair Value Measurements and Disclosures” (ASC 820-10), which among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, a three-tier fair value hierarchy has been established, which prioritizes the inputs used in measuring fair value as follows:

• Level 1—Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Assets that are generally included in this category are cash and cash equivalents comprised of money market funds, restricted cash and short-term investments.

• Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

• Level 3—Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

Assets and liabilities measured at fair value as of November 30, 2012 and 2011 are classified below based on the three fair value hierarchy tiers described above:

	Carrying Value	Fair Value
November 30, 2012:
Cash	$232,471	$232,471
Accounts payable and accrued liabilities	150,368	150,368
Convertible debentures	$1,192,639	$1,192,639

	Carrying Value	Fair Value
November 30, 2011:
Cash	$114,835	$114,835
Accounts payable and accrued liabilities	$568,995	568,995
Convertible debentures	867,826	$867,826

Cash has been measured using Level 1 of the Fair Value Hierarchy.

k)	Impairment of Long-lived Assets

Long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company evaluates at each balance sheet date whether events and circumstances have occurred that indicate possible impairment. If there are indications of impairment, the Company uses future undiscounted cash flows of the related asset or asset grouping over the remaining life in measuring whether the assets are recoverable. In the event such cash flows are not expected to be sufficient to recover the recorded asset values, the assets are written down to their estimated fair value. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value of asset less cost to sell.

l)	Concentration of Credit Risk

The Company does not have significant off-balance sheet risk or credit concentration.

m)	Intellectual Property

Four patent applications, one for the electrical mechanism and the other three for the mechanical mechanism of the WEP40, have been filed by the Company with the U.S. Patent Office. The Company has been issued three patents. The first patent is for the collapsible head technology, the second is for the electrical system within the WEP40 and the third is for the attachment system to halt a target through a neuro-muscular-disruption system. Expenditures for patent applications as a result of research activity are not capitalized due to the uncertain value of the benefits that may accrue.

n)	Plant and Equipment

Plant and equipment are recorded at cost less accumulated depreciation. Depreciation is provided commencing in the month following acquisition using the following annual rate and method:

Computer equipment	30% declining balance method
Furniture and fixtures	30% declining balance method
Leasehold Improvements	straight line over period of lease
Moulds	20% Straight line over 5 years
o)	Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, which requires certain additional disclosure requirements about financial instruments and derivatives instruments that are subject to netting arrangements. The new disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those periods. The adoption of this update will not have an impact on the financial statements of the Company.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income (ASU 2011-05) , which eliminates the option to present components of other comprehensive income (OCI) as part of the statement of changes in stockholders’ equity. The amendments in this standard require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently, in December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income (ASU 2011-12), which indefinitely defers the requirement in ASU 2011-05 to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The adoption of this new standard did not have a material impact on the financial condition or result of operation.

In July 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (Topic 350)-Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”), to establish an optional two-step analysis for impairment testing of indefinite-lived intangibles other than goodwill. The standard is effective for financial statements of periods beginning after September 15, 2012, with early adoption permitted. The adoption of this new standard is not expected to have a material impact on the financial condition or result of operation.

In August 2012, the FASB issued ASU 2012-03, Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update) in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In October 2012, the FASB issued Accounting Standards Update (ASU) 2012-04, Technical Corrections and Improvements in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.